Annual Fund Operating Expenses - Class A Class C and Institutional Class - U.S. Government Money Market Fund - Money Market	Aug. 01, 2021
Operating Expenses:
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.04%